Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidation of variable interest entity
	December 31, 2021	June 30, 2021
	(unaudited)
Cash	$1,347,708	$1,781,565
Short-term investments	771,034	2,526,328
Accounts receivable	345,699	-
Inventories	941,779	1,466,996
Loans due from a third party	-	12,580,671
Other current assets	846,050	685,955
Investments in equity investees	2,211,335	-
Property and equipment, net	2,321,377	2,002,108
Deposits for plant, property and equipment	48,684,354	1,006,234
Right of use assets	624,959	1,165,172
Other noncurrent assets	95,656	89,482
Total Assets	$58,189,951	$23,304,511

Due to BTB*	$10,427,766	$20,593,791
Other current liabilities	978,010	1,614,750
Total Liabilities	$11,405,776	$22,208,541

*	Payable due to BTB is eliminated upon consolidation.

	For the Six Months Ended December 31,
	2021	2020
	(unaudited)	(unaudited)
Revenue	$1,304,789	$3,874,080
Net income (loss)	$(3,786,006)	$377,453

Schedule of revenue recognition
	For the Six Months Ended December 31,
	2021	2020
	(unaudited)	(unaudited)
Sales by Hunan MYT	$103,395	$169,656
Sales by 39Pu	1,201,394	3,704,424
	$1,304,789	$3,874,080